Finance debt	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Finance debt	Finance debt

						$ million
			2020			2019
	Current	Non-current	Total	Current	Non-current	Total
Borrowings	9,359	63,305	72,664	10,487	57,237	67,724
The main elements of current borrowings are the current portion of long-term borrowings that is due to be repaid in the next 12 months of $8,122 million (2019 $8,166 million) and issued commercial paper of $1,004 million (2019 $2,279 million). Finance debt does not include accrued interest, which is reported within other payables. As part of actively managing its debt portfolio, during the year the group bought back $4.0 billion equivalent (2019 $nil) of euro and sterling bonds and terminated derivatives associated with the debt bought back. In addition on 18 December 2020 the group exercised its option to redeem finance debt with an outstanding aggregate principal amount of $2.0 billion on 22 January 2021. On 19 March 2021 the group bought back a further $1.9 billion equivalent of euro and sterling bonds and terminated associated derivatives. These transactions have no significant impact on net debt or gearing.
The following table shows the weighted-average interest rates achieved through a combination of borrowings and derivative financial instruments entered into to manage interest rate and currency exposures.

		Fixed rate debt		Floating rate debt		Total
	Weighted average interest rate %	Weighted average time for which rate is fixed Years	Amount $ million	Weighted average interest rate %	Amount $ million	Amount $ million
						2020
US dollar	3	8	39,452	2	32,891	72,343
Other currencies	6	9	178	5	143	321
			39,630		33,034	72,664

						2019
US dollar	4	5	25,634	3	41,871	67,505
Other currencies	6	10	183	7	36	219
			25,817		41,907	67,724
Fair values
The estimated fair value of finance debt is shown in the table below together with the carrying amount as reflected in the balance sheet.
Long-term borrowings in the table below include the portion of debt that matures in the 12 months from 31 December 2020, whereas in the group balance sheet the amount is reported within current finance debt.
The carrying amount of the group’s short-term borrowings, comprising mainly of commercial paper, approximates their fair value. The fair values of the significant majority of the group’s long-term borrowings are determined using quoted prices in active markets, and so fall within level 1 of the fair value hierarchy. Where quoted prices are not available, quoted prices for similar instruments in active markets are used and such measurements are therefore categorized in level 2 of the fair value hierarchy.

				$ million
		2020		2019
	Fair value	Carrying amount	Fair value	Carrying amount
Short-term borrowings	1,237	1,237	2,321	2,321
Long-term borrowings	74,855	71,427	67,055	65,403
Total finance debt	76,092	72,664	69,376	67,724